CASH AND CASH EQUIVALENTS (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jul. 19, 2020
Cash and Cash equivalents and Reconciliation of Loss Before Income Tax to Net Cash Flows from Operations [Abstract]
Cash at bank and on hand	$ 1,697,904	$ 11,937,941	$ 5,672,551
Cash and cash equivalents	1,697,904	11,937,941	5,672,551	$ 0
Reconciliation of loss before income tax to net cash flows from operations [Abstract]
Net loss for the year	(13,230,837)	(17,444,754)	(21,521,237)
Adjustment for non-cash income and expense items [Abstract]
Share-based payments expense	4,084,764	2,589,413	8,340,328
Amortisation of right-of-use assets	8,364	249,387	119,706
Depreciation of property, plant and equipment	960	177,147	33,728
Net foreign exchange loss/(gain)	0	(354,772)	(377,003)
Loss on derecognition of financial asset	0	250,000	0
Lease modifications	0	0	(2,112)
Cost of listing on reverse acquisition	5,141,126	0	0
Changes in assets and liabilities [Abstract]
Increase in receivables and prepayments	(34,405)	(650,067)	(98,797)
(Decrease)/increase in payables and provisions	472,003	(680,748)	1,371,310
Net cash flows used in operating activities	$ (3,558,025)	$ (15,864,394)	$ (12,134,077)